UNITED STATES
SECURITIESAND EXCHANGE COMMISSION
Washington, D.C. 20549

SCHEDULE 13G

Under the Securities Exchange Act of 1934

(Amendment No. 1)*

Stolt-Nielsen S.A.

(Name of Issuer)

ADRs; Common Shares

(Title of Class of Securities)

861565109
(861566107 for Common Shares formerly traded on NASDAQ)

(CUSIP Number)

July 20, 2004

(Date of Event Which Requires Filing of this Statement)

Check the appropriate box to designate the rule pursuant to which this Schedule is filed:

[		]	Rule 13d-1(b)

[		]	Rule 13d-1(c)

[	X	]	Rule 13d-1(d)

*The remainder of this cover page shall be filled out for a reporting person's initial filing on this form with respect to the subject class of securities, and for any subsequent amendment containing information which would alter the disclosures provided in a prior cover page.

The information required in the remainder of this cover page shall not be deemed to be "filed" for the purpose of Section 18 of the Securities Exchange Act of 1934 ("Act") or otherwise subject to the liabilities of that section of the Act but shall be subject to all other provisions of the Act (however, see the Notes).

Page 1 of  4  pages

CUSIP No.	861565109

1.	Names of Reporting Persons.
I.R.S. Identification Nos. of above persons (entities only).
Nippon Yusen Kabushiki Kaisha
13-5530308

2.	Check the Appropriate Box if a Member of a Group (See Instructions)
(a)	Not Applicable
(b)

3.	SEC Use Only

4.	Citizenship or Place of Organization
Japan

Number of	5.	Sole Voting Power 3,000,000 American Depositary Receipts representing 3,000,000 Common Shares; 2,500,000 Common Shares

Shares
Beneficially	6.	Shared Voting Power Not Applicable

Owned by
Each	7.	Sole Dispositive Power 3,000,000 American Depositary Receipts representing 3,000,000 Common Shares; 2,500,000 Common Shares

Reporting
Person With	8.	Shared Dispositive Power Not Applicable

9.	Aggregate Amount Beneficially Owned by Each Reporting Person
3,000,000 American Depositary Receipts representing 3,000,000 Common Shares; 2,500,000 Common Shares

10.	Check if the Aggregate Amount in Row (9) Excludes Certain Shares (See Instructions)

11.	Percent of Class Represented by Amount in Row (9)
8.8

12.	Type of Reporting Person (See Instructions)
CO

Page 2 of  4  pages

Item 1. (a)  Name of Issuer

 Stolt-Nielsen S.A.

Item 1. (b)  Address of Issuer's Principal Executive Offices

 c/o Stolt-Nielsen Inc.
8 Sound Shore Drive
PO Box 2300
Greenwich, CT 06836

Item 2. (a)  Name of Person Filing

 Nippon Yusen Kabushiki Kaisha

Item 2. (b)  Address of Principal Business Office or, if none, Residence

 Yusen Building
3-2 Marunouchi 2-chome
Chiyoda-ku, Tokyo 100
Japan

Item 2. (c)  Citizenship

 Japan

Item 2. (d)  Title of Class of Securities

 American Depositary Receipts representing Common Shares; Common Shares

Item 2. (e)  CUSIP Number

 861565109

Item 3.  If this statement is filed pursuant to Rule 13d-1(b) or 13d-2(b) or (c), check whether the person filing is a:

(a)	[	]	Broker or dealer registered under section 15 of the Act (15 U.S.C. 78o).
(b)	[	]	Bank as defined in section 3(a)(6) of the Act (15 U.S.C. 78c).
(c)	[	]	Insurance company as defined in section 3(a)(19) of the Act (15 U.S.C. 78c).
(d)	[	]	Investment company registered under section 8 of the Investment Company Act of 1940 (15 U.S.C 80a-8).
(e)	[	]	An investment adviser in accordance with Rule 13d-1(b)(1)(ii)(E);
(f)	[	]	An employee benefit plan or endowment fund in accordance with Rule 13d-1(b)(1)(ii)(F);
(g)	[	]	A parent holding company or control person in accordance with Rule 13d-1(b)(1)(ii)(G);
(h)	[	]	A savings associations as defined in Section 3(b) of the Federal Deposit Insurance Act (12 U.S.C. 1813);
(i)	[	]	A church plan that is excluded from the definition of an investment company under section 3(c)(14) of the Investment Company Act of 1940 (15 U.S.C. 80a-3);
(j)	[	]	Group, in accordance with Rule 13d-1(b)(1)(ii)(J).

Page 3 of  4  pages

Item 4.  Ownership.

(a)	Amount beneficially owned: As of July 20, 2004, Nippon Yusen Kabushiki Kaisha owned beneficially not more than five percent of any class of securities of the Issuer.
(b)	Percent of class:
(c)	Number of shares as to which the person has:
	(i)	Sole power to vote or to direct the vote
	(ii)	Shared power to vote or to direct the vote
	(iii)	Sole power to dispose or to direct the disposition of
	(iv)	Shared power to dispose or to direct the disposition of

Item 5.  Ownership of Five Percent or Less of a Class

 If this statement is being filed to report the fact that as of the date hereof the reporting person has ceased to be the beneficial owner of more than five percent of the class of securities, check the following [ X ].

Item 6.  Ownership of More Than Five Percent on Behalf of Another Person.

 Not applicable.

Item 7.  Identification and Classification of the Subsidiary Which Acquired the Security Being Reported on By the Parent Holding Company

 Not applicable.

Item 8.  Identification and Classification of Members of the Group

 Not applicable.

Item 9.  Notice of Dissolution of Group

 Not applicable.

Item 10.  Certification

(a)  The following certification shall be included if the statement is filed pursuant to Rule 13d-1(b):

By signing below I certify that, to the best of my knowledge and belief, the securities referred to above were acquired and are held in the ordinary course of business and were not acquired and are not held for the purpose of or with the effect of changing or influencing the control of the issuer of the securities and were not acquired and are not held in connection with or as a participant in any transaction having that purpose or effect.

(b)  The following certification shall be included if the statement is filed pursuant to Rule 13d-1(c):

By signing below I certify that, to the best of my knowledge and belief, the securities referred to above were not acquired and are not held for the purpose of or with the effect of changing or influencing the control of the issuer of the securities and were not acquired and are not held in connection with or as a participant in any transaction having that purpose or effect.

(c)  The following certification shall be included if the statement is filed pursuant to Rule 13d-1(d):

Not applicable.

SIGNATURE

After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.

July , 2004

Date

/s/ Yukio Ozawa

Signature

Yukio Ozawa/Senior Managing Director

Name/Title

The original statement shall be signed by each person on whose behalf the statement is filed or his authorized representative. If the statement is signed on behalf of a person by his authorized representative other than an executive officer or general partner of the filing person, evidence of the representative's authority to sign on behalf of such person shall be filed with the statement, provided, however, that a power of attorney for this purpose which is already on file with the Commission may be incorporated by reference. The name and any title of each person who signs the statement shall be typed or printed beneath his signature.

Page 4 of  4  pages